SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation - The financial statements of the Plan are presented on the accrual basis and are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
In conjunction with applicable accounting standards, all material subsequent events have been either recognized in the financial statements or disclosed in the notes to financial statements.
Income Recognition - Dividends are recorded on their ex-dividend date. Interest is recorded on an accrual basis when earned. Net appreciation or depreciation includes the Plan’s gains and losses on investments bought and sold, as well as held, during the year.
Benefit Payments - Benefits are recorded when paid.
Fair Value Measurements - Accounting Standards Codification (“ASC”) Topic 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal market for the asset or liability in an orderly transaction on the measurement date. ASC 820 also establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are described further in Note 5 Fair Value Measurements. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Plan’s policy is to recognize significant transfers between levels at the beginning of the reporting period.
Contributions - Plan participant contributions and the related employer matching contributions are recorded in the year in which the participant contributions are withheld from the compensation.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts of assets and liabilities, and changes therein, reported in the financial statements. Actual results could differ from those estimates.
Risks and Uncertainties - The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rate, market, and credit risks. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits.